Filed Pursuant to Rule 497(e)
                                                       Registration No. 33-17604

                           THE TREASURER'S FUND, INC.
                                  (THE "FUND")

   SUPPLEMENT DATED JUNE 2, 2005 TO THE MONEY MARKET CLASS PROSPECTUS AND CASH
            MANAGEMENT CLASS PROSPECTUS EACH DATED FEBRUARY 25, 2005

Effective June 15, 2005, the various Gabelli non-money market mutual funds will revise their 2.00% redemption fees so that they are imposed on shares purchased and redeemed or exchanged on or before the seventh day after the date of purchase, rather than within 60 days.